Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of the Company’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our stockholders’ investments. The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for the years shown in the table. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(4)	Value of an initial $100 Investment:		Net Income (Loss) (thousand) ($)(7)	Total Segment EBT (thousand) ($)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	7,826,778	6,366,790	3,216,874	2,740,948	106.07	131.72	123,843	434,773
2024	5,724,877	7,704,385	2,577,649	2,669,830	102.28	127.69	196,992	603,484
2023	4,966,996	5,175,557	2,941,041	3,106,919	108.39	121.34	(551,530)	(523,434)
2022	2,565,250	452,100	2,434,454	1,425,508	96.82	108.00	184,636	430,070
2021	3,851,162	4,835,249	2,073,652	2,616,212	128.95	146.19	48,924	296,657
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	David O’Reilly	L. Jay Cross, Carlos A. Olea, Joseph Valane, Douglas Johnstone, Andrew Davis
2024	David O’Reilly	L. Jay Cross; Carlos A. Olea; Joseph Valane; Douglas Johnstone; A. Nikodemus
2023	David O’Reilly	A. Nikodemus, Kristi L. Smith, Carlos A. Olea, Peter F. Riley, L. Jay Cross
2022	David O’Reilly	L. Jay Cross, Carlos A. Olea, Peter F. Riley, Saul Scherl, Correne Loeffler
2021	David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl, Correne Loeffler

(2)
Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.

(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of whether, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2025 (For PEO)	Fiscal Year 2025 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$7,826,778	$3,216,874
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(4,677,785)	$(1,195,455)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,364,383	$362,539
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$126,891	$35,467
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$204,525
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$726,523	$116,999
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Plus/(Minus): Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$6,366,790	$2,740,948
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for fiscal year 2025. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.
Fiscal Year 2025
Restricted Stock Units
Stock Price	$67.50 – $89.53
Stock Options
Expected Term (years)	1.80 – 4.42
Strike Price	$27.44 – $66.25
Volatility	30.15% – 44.18%
Dividend Yield	0%
Risk-Free Interest Rate	3.44% – 3.69%

(4)
Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(5)
Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Real Estate Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K in the Company’s annual report on Form 10-K for the year ended December 31, 2025.

(6)
The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

(7)
See Annex A for additional information regarding Total Segment EBT.

Company Selected Measure Name	Total Segment EBT
Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	David O’Reilly	L. Jay Cross, Carlos A. Olea, Joseph Valane, Douglas Johnstone, Andrew Davis
2024	David O’Reilly	L. Jay Cross; Carlos A. Olea; Joseph Valane; Douglas Johnstone; A. Nikodemus
2023	David O’Reilly	A. Nikodemus, Kristi L. Smith, Carlos A. Olea, Peter F. Riley, L. Jay Cross
2022	David O’Reilly	L. Jay Cross, Carlos A. Olea, Peter F. Riley, Saul Scherl, Correne Loeffler
2021	David O’Reilly	L. Jay Cross, Peter F. Riley, Saul Scherl, Correne Loeffler

Peer Group Issuers, Footnote
(5)
Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Real Estate Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends. The S&P 500 Real Estate Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K in the Company’s annual report on Form 10-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 7,826,778	$ 5,724,877	$ 4,966,996	$ 2,565,250	$ 3,851,162
PEO Actually Paid Compensation Amount	$ 6,366,790	7,704,385	5,175,557	452,100	4,835,249
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of whether, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2025 (For PEO)	Fiscal Year 2025 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$7,826,778	$3,216,874
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(4,677,785)	$(1,195,455)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,364,383	$362,539
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$126,891	$35,467
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$204,525
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$726,523	$116,999
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Plus/(Minus): Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$6,366,790	$2,740,948

Non-PEO NEO Average Total Compensation Amount	$ 3,216,874	2,577,649	2,941,041	2,434,454	2,073,652
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,740,948	2,669,830	3,106,919	1,425,508	2,616,212
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of whether, when, or at which intrinsic value they will actually vest. To calculate CAP for 2025 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2025 (For PEO)	Fiscal Year 2025 (Average For Non-PEO NEOs)
Summary Compensation Table Total	$7,826,778	$3,216,874
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(4,677,785)	$(1,195,455)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$2,364,383	$362,539
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$126,891	$35,467
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$204,525
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$726,523	$116,999
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Plus/(Minus): Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$6,366,790	$2,740,948

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP vs. Total Segment EBT
Total Shareholder Return Vs Peer Group	Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
Tabular List, Table
Financial Performance Measures
Total Segment EBT
Operating Assets NOI
Corporate Cash G&A
MPC EBT
Total Stockholder Return

Total Shareholder Return Amount	$ 106.07	102.28	108.39	96.82	128.95
Peer Group Total Shareholder Return Amount	131.72	127.69	121.34	108	146.19
Net Income (Loss)	$ 123,843,000	$ 196,992,000	$ (551,530,000)	$ 184,636,000	$ 48,924,000
Company Selected Measure Amount	434,773,000	603,484,000	(523,434,000)	430,070,000	296,657,000
PEO Name	David O’Reilly
Share Based Payment Arrangement Restricted Stock Unit [Member]
Pay vs Performance Disclosure
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price, Minimum	$ 67.5
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price, Maximum	$ 89.53
Share Based Payment Arrangement Stock Options Member
Pay vs Performance Disclosure
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term, Minimum	1 year 9 months 18 days
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term, Maximum	4 years 5 months 1 day
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Strike Price, Minimum	$ 27.44
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Strike Price, Maximum	$ 66.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	30.15%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	44.18%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.44%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.69%
Measure:: 1
Pay vs Performance Disclosure
Name	Total Segment EBT
Non-GAAP Measure Description	(7) See Annex A for additional information regarding Total Segment EBT.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Assets NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Corporate Cash G&A
Measure:: 4
Pay vs Performance Disclosure
Name	MPC EBT
Measure:: 5
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,677,785)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,364,383
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,891
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,523
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,195,455)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	362,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,467
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,525
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,999
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0